Sale of Piceance and Arkoma Properties - Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Sale of Piceance and Arkoma Properties - Discontinued Operations
Schedule of results of operations for the Piceance Basin and Arkoma Basin assets shown as discontinued operations on the accompanying Consolidated Statement of Operations and Comprehensive Income (Loss)

	Three months ended June 30, 2012	Six months ended June 30, 2012
Sales of oil, natural gas, and natural gas liquids	$35,103	82,406
Commodity derivative fair value gains (losses)	(550)	65,238

Total revenues	34,553	147,644

Lease operating expenses	6,331	13,965
Gathering, compression, and transportation	14,152	30,525
Production taxes	1,264	3,098
Exploration expenses	200	412
Impairment of unproved properties	243	993
Depletion, depreciation, and amortization	31,585	63,147
Accretion of asset retirement obligations	113	219
Loss on sale of discontinued operations	427,232	427,232

Total expenses	481,120	539,591

Loss from discontinued operations before income taxes	(446,567)	(391,947)
Income tax (expense) benefit	1,717	(12,727)

Net losss from discontinued operations attributable to Antero equity owners	$(444,850)	(404,674)

	Year ended December 31
	2010	2011	2012
Sales of oil, natural gas, and natural gas liquids	$159,031	196,705	125,396
Commodity derivative fair value gains	166,685	180,130	46,358
Gas gathering and processing revenue	20,554	—	—
Gain on sale of midstream assets	147,559	—	—

Total revenues	493,829	376,835	171,754

Lease operating expenses	24,353	26,037	19,901
Gathering, compression, and transportation	36,572	50,453	45,089
Production taxes	5,892	6,307	2,967
Exploration expenses	22,444	5,842	664
Impairment of unproved properties	29,783	6,387	962
Depletion, depreciation, and amortization	115,433	114,805	88,720
Accretion of asset retirement obligations	306	359	404
Loss on sale of assets	—	—	795,945

Total expenses	234,783	210,190	954,652

Income (loss) from discontinued operations before income taxes	259,046	166,645	(782,898)
Income tax (expense) benefit	(29,070)	(45,155)	272,553

Net income (loss)	229,976	121,490	(510,345)
Noncontrolling interest in net income of consolidated subsidiary	(1,564)	—	—

Net income (loss) from discontinued operations attributable to Antero equity owners	$228,412	121,490	(510,345)